Summary of significant accounting policies - Foreign currencies (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € £ / €	Dec. 31, 2021 ₨ / € $ / €	Dec. 31, 2021 $ / € ¥ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € ₨ / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 ₨ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 ₨ / €	Dec. 31, 2020 ¥ / €
Summary of significant accounting policies
Expected dividends	€ 0
Foreign exchange rates
Average foreign exchange rate		1.1827	0.8596	87.4392	7.6282	1.1422	0.8897	84.6392	7.8747	1.1195	0.8778	78.8361	7.7355
Closing foreign exchange rate	1.1326	1.1326	1.1326	1.1326	1.1326	1.2271	1.2271	1.2271	1.2271					0.8403	84.2292	7.1947	0.8990	89.6605	8.0225